UK LOGISTICS 2025-1 DAC 8-K

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0) 20 7936 3000 Fax: +44 (0) 20 7583 1198 www.deloitte.co.uk

The Board of Directors of

UK Logistics 2025-1 DAC

Fleming Court

Fleming’s Place

Dublin

(the “Issuer”)

Citibank, N.A. London Branch

Citigroup Centre

Canada Square

London

E14 5LB

United Kingdom

(the “Seller”)

Citibank Europe PLC

1 North Wall Quay

Dublin 1

Ireland

(the “Arranger”)

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf

London

E14 4QA

United Kingdom

(“MS”)

BNP Paribas

16 Boulevard Des Italiens

Paris

Ile de France

75009

France

(“BNPP”)

Standard Chartered Bank

1 Basinghall Avenue

London

EC2V 5DD

United Kingdom

(“SC” and together with MS, BNPP and the Arranger, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

14 March 2025

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© 2025 Deloitte LLP. All rights reserved.

Dear Sirs/Madams,

PROPOSED ISSUE BY UK LOGISTICS 2025-1 DAC OF COMMERCIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain commercial mortgage loans (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with an initial data file “Project Enigma - AUP Datatape_vSent20250303.xls” (the “First Pool Run”) containing information for 110 properties and 960 tenants in the Loan Pool as at 30 September 2024 (for leases in loan 1 and 2) and 31 October 2024 (for leases in loan 3 and 4) (together, the “Cut-off Date”).

We were requested by the Recipient Parties to perform the Agreed-upon Procedures in section 1 below on a sample of 274 tenants only as provided in the tenant schedule of the First Pool Run, consisting of the top 70% by contracted rent per annum as instructed by the Arranger (the “Tenant Sample”, and together with the First Pool Run, the “Tenant Sample Pool”).

We have carried out the Agreed-upon Procedures on the Tenant Sample Pool during the period 23 January 2025 to 06 March 2025.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.6 under the pool Agreed-upon Procedures section below, have been limited to confirming that the selected attribute from the Tenant Sample Pool information agreed to the original loan documentation or copies thereof provided to us in the electronic dataroom “A&OShearmancollaborate” (the “Dataroom”). We are entitled to assume that the loan documentation is correct, and we have not sought to independently verify this information. The loan documentation used in these Agreed-upon Procedures was the lease agreements.

2.	Tenant Agreed-upon Procedures

For each tenant in the Tenant Sample Pool, we carried out the following Agreed-upon Procedures.

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For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the agreed-upon procedures performed:

2.1.	Tenant name

For each tenant in the Tenant Sample Pool, we confirmed whether the tenant name substantially agreed to that shown in the lease agreements. Substantially agreed is defined as being able to identify the name in the lease agreements where spelling errors had occurred. We found that the tenant name substantially agreed to the lease agreements, except for 16 cases.

No	Unique Identifier	Tenant Sample Pool	Source Document
1	1_04_U021	[XXXX]	[XXXX]
2	1_33_U034	[XXXX]	[XXXX]
3	1_42_U064	[XXXX]	[XXXX]
4	1_06_U087	[XXXX]	[XXXX]
5	1_27_U118	[XXXX]	[XXXX]
6	1_16_U326	[XXXX]	[XXXX]
7	1_13_U341	[XXXX]	[XXXX]
8	1_19_U395	[XXXX]	[XXXX]
9	1_50_U437	[XXXX]	[XXXX]
10	1_54_U446	[XXXX]	[XXXX]
11	2_15_U084	[XXXX]	[XXXX]
12	2_21_U128	[XXXX]	[XXXX]
13	2_26_U142	[XXXX]	[XXXX]
14	2_01_U144	[XXXX]	[XXXX]
15	2_01_U146	[XXXX]	[XXXX]
16	4_15_U174	[XXXX]	[XXXX]

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2.2.	Contracted rent per annum

For each tenant in the Tenant Sample Pool, we confirmed whether the contracted rent per annum agreed, to within 1%, to that shown in the lease agreements. We found that the contracted rent per annum agreed, to within 1%, to the lease agreements, except for 30 cases.

No	Unique Identifier	Tenant Sample Pool	Source Document
1	1_01_U012	446,313	337,750
2	1_08_U058	133,803	104,650
3	1_27_U121	233,290	226,775
4	1_27_U122	267,372	207,000
5	1_11_U197	151,000	125,000
6	1_07_U261	50,806	29,400
7	1_05_U295	78,455	39,228
8	1_46_U402	271,974	135,987
9	1_54_U446	91,932	74,300
10	1_55_U464	55,959	43,350
11	2_13_U014	85,384	57,640
12	2_19_U091	65,454	50,000
13	2_26_U140	50,225	39,600
14	2_26_U142	62,342	48,829
15	2_04_U157	220,450	146,000
16	4_01_U006	115,451	82,500
17	4_01_U007	446,313	337,750
18	4_01_U009	133,803	104,650
19	4_03_U042	233,290	226,775
20	4_05_U073	267,372	207,000
21	4_05_U074	151,000	125,000
22	4_06_U082	50,806	29,400
23	4_07_U088	78,455	39,228
24	4_07_U092	271,974	135,987
25	4_09_U122	91,932	74,300
26	4_09_U125	55,959	43,350
27	4_10_U128	85,384	57,640
28	4_10_U129	65,454	50,000
29	4_11_U135	50,225	39,600
30	4_13_U157	62,342	48,829

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2.3.	Lease start date

For each tenant in the Tenant Sample Pool, we confirmed whether the lease start date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the lease start date agreed, to within +/- 31 days, to the lease agreements, except for 37 cases.

No	Unique Identifier	Tenant Sample Pool	Source Document
1	1_03_U002	07/09/2011	24/05/2022
2	1_03_U005	25/12/2011	22/06/2022
3	1_39_U036	01/12/2021	09/09/2022
4	1_41_U040	01/08/2010	06/12/2022
5	1_08_U048	01/05/2012	01/05/2022
6	1_08_U058	27/05/2016	27/05/2024
7	1_42_U081	20/01/2012	20/01/2022
8	1_27_U118	08/04/2015	15/02/2024
9	1_31_U139	07/08/2020	07/08/2023
10	1_31_U140	07/08/2020	07/08/2023
11	1_31_U151	31/08/2017	31/08/2022
12	1_11_U197	27/02/2017	29/01/2024
13	1_34_U238	18/10/2006	01/09/2022
14	1_07_U261	25/01/2018	25/01/2023
15	1_05_U295	14/05/2018	14/05/2023
16	1_10_U313	09/10/2011	21/12/2022
17	1_17_U330	07/10/2013	07/10/2023
18	1_17_U331	19/04/2018	10/11/2023
19	1_46_U405	05/08/2014	05/08/2024
20	1_49_U417	12/11/2003	12/11/2018
21	1_51_U422	19/10/2018	03/11/2023
22	1_50_U437	24/06/2013	24/06/2023
23	1_47_U442	06/10/2013	06/10/2023
24	1_56_U452	14/03/2013	26/06/2024
25	1_56_U453	17/12/2012	17/12/2022
26	1_56_U454	16/04/2013	16/04/2023
27	1_56_U456	28/02/2013	27/02/2023
28	1_57_U458	27/11/2020	27/11/2023
29	2_25_U135	09/12/2020	27/06/2024
30	2_04_U157	02/07/2018	02/07/2023
31	4_01_U006	05/12/2024	18/01/2008
32	4_05_U073	05/12/2024	02/04/2015
33	4_07_U088	24/03/2024	25/03/2014
34	4_09_U125	04/11/2023	04/11/2013
35	4_10_U129	20/05/2023	30/05/2018
36	4_13_U157	15/09/2024	15/09/2019
37	4_20_U248	11/01/2007	21/09/2024

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2.4.	Rent review date

For each tenant in the Tenant Sample Pool, we confirmed whether the rent review date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the rent review date agreed, to within +/- 31 days, to the lease agreements, except for 17 cases.

No	Unique Identifier	Tenant Sample Pool	Source Document
1	1_42_U067	00/01/1900	02/07/2029
2	1_07_U261	00/01/1900	12/01/2028
3	1_15_U291	00/01/1900	22/10/2026
4	1_44_U400	00/01/1900	28/10/2025
5	1_46_U405	00/01/1900	05/08/2029
6	1_46_U406	00/01/1900	20/10/2025
7	1_50_U437	00/01/1900	24/06/2028
8	1_56_U452	26/09/2029	26/06/2029
9	1_56_U456	00/01/1900	27/02/2028
10	1_58_U459	00/01/1900	08/03/2029
11	2_26_U142	00/01/1900	24/03/2027
12	4_07_U088	24/03/2029	00/01/1900
13	4_09_U125	04/11/2028	04/11/2018
14	4_21_U265	08/06/2029	09/06/2026
15	4_22_U284	01/01/2025	00/01/1900
16	4_23_U287	06/12/2020	00/01/1900
17	4_23_U289	16/06/2022	00/01/1900

2.5.	Lease break date

For each tenant in the Tenant Sample Pool, we confirmed whether the lease break date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the lease break date agreed, to within +/- 31 days, to the lease agreements, except for 9 cases.

No	Unique Identifier	Tenant Sample Pool	Source Document
1	1_08_U058	27/05/2029	26/05/2033
2	1_06_U087	28/06/2026	28/06/2031
3	1_14_U279	31/03/2025	10/06/2024
4	1_05_U295	13/05/2028	14/05/2026
5	1_30_U364	31/03/2025	28/09/2023
6	2_13_U014	31/03/2025	17/04/2024
7	4_01_U006	04/12/2029	17/01/2023
8	4_07_U088	24/03/2029	24/03/2024
9	4_09_U125	04/11/2028	03/11/2023

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2.6.	Lease expiry date

For each tenant in the Tenant Sample Pool, we confirmed whether the lease expiry date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the lease expiry date agreed, to within +/- 31 days, to the lease agreements, except for 11 cases.

No	Unique Identifier	Tenant Sample Pool	Source Document
1	1_14_U279	10/06/2025	10/06/2024
2	2_13_U014	16/04/2025	17/04/2024
3	4_01_U006	04/12/2034	17/01/2023
4	4_01_U007	31/10/2026	25/02/2024
5	4_01_U009	31/12/2026	08/07/2029
6	4_05_U073	04/12/2031	01/04/2024
7	4_07_U088	24/03/2034	24/03/2024
8	4_09_U122	11/11/2035	11/11/2025
9	4_09_U125	04/11/2033	03/11/2023
10	4_10_U129	29/05/2025	29/05/2023
11	4_13_U157	14/09/2029	14/09/2024

Procedures and findings - Property and Tenant

Following our work on the Tenant Sample Pool, the Seller provided us with an updated data file “DRAFT Project Enigma - AUP Datatape_06.03.2025_vF.xls” (the “Second Pool Run”) containing updated information for the Loan Pool.

On the Second Pool Run we were requested by the Recipient Parties to perform the Agreed-upon Procedures in section 2 below on the Tenant Sample as detailed in the First Pool Run (the “Second Tenant Sample Pool”), as well as 100% of the 110 properties (the “Property Pool”)

The procedures we have undertaken, set out in paragraphs 3.1 to 2.15 under the pool Agreed-upon Procedures section below, have been limited to confirming that the selected attribute from the Second Tenant Sample Pool and Property Pool information agreed to the original loan documentation or copies thereof provided to us in the electronic dataroom “A&OShearmancollaborate” (the “Dataroom”).

We are entitled to assume that the loan documentation is correct, and we have not sought to independently verify this information. The loan documentation used in these Agreed-upon Procedures was the lease documents, the data files ‘JLL - Project Enigma - DRAFT Valuation Overview - 050325 v2.xlsx’ (the “valuation report”), ‘Enigma - Title Confirmation Letter (Annexure 4 - Headlease Table) - 03.03.25.xlsx’ (the “headlease schedule”) and ‘Enigma - Title Confirmation Letter (Annexure 1 - Title Table) - 04.03.25’ (the “title table”).

For the avoidance of doubt, we have not independently verified any tenancy schedule data outside the sample of 70% in either the First Tenant Sample Pool or the Second Tenant Sample Pool.

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3.	Agreed-upon Procedures

For each property and tenant in the Second Tenant Sample Pool and Property Pool, we carried out the following Agreed-upon Procedures.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the agreed-upon procedures performed:

3.1.	Property name

For each property in the Property Pool, we confirmed whether the property name substantially agreed to that shown on the valuation report. Substantially agreed is defined as being able to identify the name on the valuation report where spelling errors had occurred. We found that the property name substantially agreed to the valuation report, with no exception.

3.2.	Property address

For each property in the Property Pool, we confirmed whether the property address substantially agreed to that shown on the valuation report. Substantially agreed is defined as being able to identify the address in the valuation report where spelling errors had occurred. We found that the property address substantially agreed to the valuation report, with no exception.

3.3.	Property type

For each property in the Property Pool, we confirmed whether the property type agreed to that shown on the valuation report. We found that the property type substantially agreed to the valuation report, with no exception.

3.4.	Property tenure

For each property in the Property Pool, we confirmed whether the property tenure agreed to that shown on the headlease schedule or title table. Where the property could not be found on the headlease schedule it was confirmed by the Seller that the property tenure was “Freehold”. We found that the property tenure agreed to the headlease schedule or title table, with no exception.

3.5.	Leasehold ground rent

For each leasehold property in the Property Pool, we confirmed whether the ground rent agreed to that shown on the headlease schedule. We found that, for each leasehold property, the ground rent agreed to the headlease schedule, with no exception.

3.6.	Leasehold ground rent expiry date

For each leasehold property in the Property Pool, we confirmed whether the expiry date agreed, to within +/- 31 days, to that shown on the headlease schedule. We found that, for each leasehold property, the expiry date agreed, to within +/- 31 days, to the headlease schedule, with no exception.

3.7.	Property gross market rent (ERV)

For each property in the Property Pool, we confirmed whether the property gross market rent (ERV) agreed to that shown on the valuation report. We found that the property gross market rent (ERV) agreed to the valuation report, with no exception.

3.8.	Market Value

For each property in the Property Pool, we confirmed whether the property market value agreed to that shown on the valuation report. We found that the property market value agreed to the valuation report, with no exception.

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3.9.	Date of Valuation

For each property in the Property Pool, we confirmed whether the date of valuation agreed, to within +/- 31 days, to that shown on the valuation report. We found that the date of valuation agreed, to within +/- 31 days, to the valuation report, with no exception.

3.10.	Tenant name

For each tenant in the Second Tenant Sample Pool, we confirmed whether the tenant name substantially agreed to that shown in the lease agreements. Substantially agreed is defined as being able to identify the name in the lease agreements where spelling errors had occurred. We found that the tenant name substantially agreed to the lease agreements, with no exception.

3.11.	Contracted rent per annum

For each tenant in the Second Tenant Sample Pool, we confirmed whether the contracted rent per annum agreed, to within 1%, to that shown on the lease agreements. We found that the contracted rent per annum agreed, to within 1%, to the lease agreements, with no exception.

3.12.	Lease start date

For each tenant in the Second Tenant Sample Pool, we confirmed whether the lease start date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the lease start date agreed, to within +/- 31 days, to the lease agreements, with no exception.

3.13.	Rent review date

For each tenant in the Second Tenant Sample Pool, we confirmed whether the rent review date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the rent review date agreed, to within +/- 31 days, to the lease agreements, with no exception.

3.14.	Lease break date

For each tenant in the Second Tenant Sample Pool, we confirmed whether the lease break date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the lease break date agreed, to within +/- 31 days, to the lease agreements, with no exception.

3.15.	Lease expiry date

For each tenant in the Second Tenant Sample Pool, we confirmed whether the lease expiry date agreed, to within +/- 31 days, to that shown in the lease agreements. We found that the lease expiry date agreed, to within +/- 31 days, to the lease agreements, with no exception.

4.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

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5.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 11 March 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact James Brighton on 0207 303 6333.

Yours truly,

Deloitte LLP

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